Information by Segment - Summary of Comprehensive Income by Segment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	$ 2,457,161,426	$ 2,522,978,282	$ 2,541,566,819
Total Revenues	2,410,360,459	2,484,101,582	2,515,843,880
Other operating income	46,800,967	38,876,700	25,722,939
Total	(1,292,177,116)	(1,514,786,921)	(1,497,419,580)
Energy purchases	(747,646,603)	(902,434,871)	(891,746,884)
Fuel consumption	(231,028,169)	(280,739,362)	(295,148,838)
Transportation costs	(166,875,801)	(155,879,249)	(195,123,118)
Contribution Margin	1,164,984,310	1,008,191,361	1,044,147,239
Other work performed by the entity and capitalized	16,710,963	14,388,987	16,096,852
Employee benefits expense	(123,130,334)	(121,503,777)	(124,098,428)
Other expenses	(167,210,021)	(161,824,074)	(170,769,137)
Operating Income	670,604,721	578,630,574	567,789,206
Depreciation and amortization expense	(215,187,300)	(152,684,106)	(161,660,610)
Impairment loss recognized in the period's profit or loss	(5,562,897)	(7,937,817)	(35,926,710)
FINANCIAL RESULT	(110,875,064)	(22,414,654)	(20,483,170)
Total Financial Income	19,934,468	21,662,688	23,105,901
Other financial income	3,180,909	4,729,078	17,372,473
Financial Costs	(122,184,189)	(53,510,882)	(58,199,382)
Profit (losses) from Indexed Assets and Liabilities	(818,146)	916,666	1,631,840
Foreign currency exchange differences	(7,807,197)	8,516,874	12,978,471
Share of profit (loss) of associates and joint ventures accounted for using the equity method	3,190,240	(2,696,904)	7,878,200
Other gains (losses)	3,410,379	113,241,196	121,490,062
Income before taxes	566,330,276	666,760,212	676,674,298
Income tax expense, continuing operations	(153,482,519)	(143,342,301)	(111,403,182)
NET INCOME	412,847,757	523,417,911	565,271,116
Equity owners of Enel Chile	361,709,937	349,382,642	384,159,865
Non-controlling interests	51,137,820	174,035,269	181,111,251
Operating Segments [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	2,457,161,426	2,522,978,282	2,541,566,819
Total Revenues	2,410,360,459	2,484,101,582	2,515,843,880
Energy sales	2,202,078,088	2,262,090,558	2,312,643,618
Other sales	123,345,383	107,362,797	73,607,458
Other services rendered	84,936,988	114,648,227	129,592,804
Other operating income	46,800,967	38,876,700	25,722,939
Total	(1,292,177,116)	(1,514,786,921)	(1,497,419,580)
Energy purchases	(747,646,602)	(902,434,871)	(891,746,884)
Fuel consumption	(231,028,169)	(280,739,362)	(295,148,838)
Transportation costs	(166,875,802)	(155,879,249)	(195,123,118)
Other miscellaneous supplies and services	(146,626,543)	(175,733,439)	(115,400,740)
Contribution Margin	1,164,984,310	1,008,191,361	1,044,147,239
Other work performed by the entity and capitalized	16,710,963	14,388,987	16,096,852
Employee benefits expense	(123,130,334)	(121,503,777)	(124,098,428)
Other expenses	(167,210,021)	(161,824,074)	(170,769,137)
Operating Income	891,354,918	739,252,497	765,376,526
Depreciation and amortization expense	(215,187,300)	(152,684,106)	(161,660,610)
Impairment loss recognized in the period's profit or loss	(5,562,897)	(7,937,817)	(35,926,710)
OPERATING INCOME	670,604,721	578,630,574	567,789,206
FINANCIAL RESULT	(110,875,064)	(22,414,654)	(20,483,170)
Total Financial Income	19,934,468	21,662,688	23,105,901
Cash and cash equivalents	9,612,575	8,377,023	3,831,162
Other financial income	10,321,893	13,285,665	19,274,739
Financial Costs	(122,184,189)	(53,510,882)	(58,199,382)
Bank borrowings	(20,701,774)	(12,585)	(2,034,311)
Secured and unsecured obligations	(62,255,300)	(42,708,253)	(44,268,489)
Other	(39,227,115)	(10,790,044)	(11,896,582)
Profit (losses) from Indexed Assets and Liabilities	(818,146)	916,666	1,631,840
Foreign currency exchange differences	(7,807,197)	8,516,874	12,978,471
Positive	30,091,901	19,757,068	49,221,666
Negative	(37,899,098)	(11,240,194)	(36,243,195)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	3,190,240	(2,696,904)	7,878,200
Other gains (losses)	3,410,379	113,241,196	121,490,062
Gain (loss) from other investments	385,830	105,461,664	121,456,518
Gain (loss) from the sale of property, plant and equipment	3,024,549	7,779,532	33,544
Income before taxes	566,330,276	666,760,212	676,674,298
Income tax expense, continuing operations	(153,482,519)	(143,342,301)	(111,403,182)
Net income from continuing operations	412,847,757	523,417,911	565,271,116
NET INCOME	412,847,757	523,417,911	565,271,116
Equity owners of Enel Chile	361,709,937	349,382,642	384,159,865
Non-controlling interests	51,137,820	174,035,269	181,111,251
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	1,580,653,088	1,634,937,087	1,659,727,329
Total Revenues	1,540,352,133	1,599,032,140	1,639,959,816
Energy sales	1,425,942,129	1,457,671,722	1,516,688,442
Other sales	103,779,801	94,452,287	64,638,599
Other services rendered	10,630,203	46,908,131	58,632,775
Other operating income	40,300,955	35,904,947	19,767,513
Total	(709,506,221)	(903,978,006)	(895,060,114)
Energy purchases	(213,114,437)	(346,954,692)	(335,731,822)
Fuel consumption	(231,028,169)	(280,739,362)	(295,148,838)
Transportation costs	(154,044,158)	(152,869,838)	(192,502,995)
Other miscellaneous supplies and services	(111,319,457)	(123,414,114)	(71,676,459)
Contribution Margin	871,146,867	730,959,081	764,667,215
Other work performed by the entity and capitalized	8,663,737	7,226,484	9,758,304
Employee benefits expense	(61,991,737)	(54,222,470)	(60,350,072)
Other expenses	(104,190,567)	(102,821,020)	(119,303,215)
Operating Income	713,628,300	581,142,075	594,772,232
Depreciation and amortization expense	(179,901,682)	(117,337,553)	(132,600,381)
Impairment loss recognized in the period's profit or loss	(106,264)	55,494	(30,785,531)
OPERATING INCOME	533,620,354	463,860,016	431,386,320
FINANCIAL RESULT	(86,621,659)	(36,610,248)	(35,678,632)
Total Financial Income	8,727,356	5,273,672	6,150,751
Cash and cash equivalents	5,673,621	3,077,708	2,150,797
Other financial income	3,053,735	2,195,964	3,999,954
Financial Costs	(82,878,715)	(50,851,829)	(55,701,778)
Bank borrowings	(9,269,535)	(261)	(2,033,835)
Secured and unsecured obligations	(43,965,839)	(42,708,253)	(44,268,489)
Other	(29,643,341)	(8,143,315)	(9,399,454)
Profit (losses) from Indexed Assets and Liabilities	(2,480,291)	145,608	606,075
Foreign currency exchange differences	(9,990,009)	8,822,301	13,266,320
Positive	26,031,044	19,563,838	48,546,664
Negative	(36,021,053)	(10,741,537)	(35,280,344)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	3,190,240	(2,696,904)	7,878,201
Other gains (losses)	3,434,503	113,088,869	121,490,974
Gain (loss) from other investments	409,954	105,462,769	121,457,430
Gain (loss) from the sale of property, plant and equipment	3,024,549	7,626,100	33,544
Income before taxes	453,623,438	537,641,733	525,076,863
Income tax expense, continuing operations	(113,783,941)	(112,099,519)	(83,216,935)
Net income from continuing operations	339,839,497	425,542,214	441,859,928
NET INCOME	339,839,497	425,542,214	441,859,928
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	1,263,224,072	1,326,658,860	1,315,760,852
Total Revenues	1,254,943,604	1,322,422,609	1,310,175,226
Energy sales	1,170,129,333	1,180,426,814	1,172,700,558
Other sales	16,411,425	12,741,568	8,968,859
Other services rendered	68,402,846	129,254,227	128,505,809
Other operating income	8,280,468	4,236,251	5,585,626
Total	(972,499,918)	(1,055,708,050)	(1,042,329,385)
Energy purchases	(926,385,346)	(938,067,783)	(936,965,119)
Transportation costs	(9,816,883)	(63,009,956)	(60,454,433)
Other miscellaneous supplies and services	(36,297,689)	(54,630,311)	(44,909,833)
Contribution Margin	290,724,154	270,950,810	273,431,467
Other work performed by the entity and capitalized	6,667,947	6,630,130	6,338,547
Employee benefits expense	(32,598,818)	(38,449,551)	(35,557,457)
Other expenses	(64,179,201)	(61,942,592)	(52,077,948)
Operating Income	200,614,082	177,188,797	192,134,609
Depreciation and amortization expense	(36,677,957)	(36,685,324)	(30,399,304)
Impairment loss recognized in the period's profit or loss	(4,676,808)	(7,993,311)	(5,141,179)
OPERATING INCOME	159,259,317	132,510,162	156,594,126
FINANCIAL RESULT	6,088,801	6,411,837	8,579,316
Total Financial Income	11,166,433	12,894,635	14,289,185
Cash and cash equivalents	1,633,373	1,975,564	1,680,365
Other financial income	9,533,060	10,919,071	12,608,820
Financial Costs	(6,724,490)	(7,094,366)	(6,488,659)
Bank borrowings	(5,374)	(12,299)	(476)
Other	(6,719,116)	(7,082,067)	(6,488,183)
Profit (losses) from Indexed Assets and Liabilities	1,616,607	761,262	974,891
Foreign currency exchange differences	30,251	(149,694)	(196,101)
Positive	209,555	58,288	609,359
Negative	(179,304)	(207,982)	(805,460)
Share of profit (loss) of associates and joint ventures accounted for using the equity method			1,818
Other gains (losses)		157,458	(831)
Gain (loss) from other investments		4,026	(831)
Gain (loss) from the sale of property, plant and equipment		153,432
Income before taxes	165,348,118	139,079,457	165,174,429
Income tax expense, continuing operations	(42,967,123)	(34,030,322)	(32,589,362)
Net income from continuing operations	122,380,995	105,049,135	132,585,067
NET INCOME	122,380,995	105,049,135	132,585,067
Holdings, Eliminations and Others [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	(386,715,734)	(438,617,665)	(433,921,362)
Total Revenues	(384,935,278)	(437,353,167)	(434,291,162)
Energy sales	(393,993,374)	(376,007,978)	(376,745,382)
Other sales	3,154,157	168,942
Other services rendered	5,903,939	(61,514,131)	(57,545,780)
Other operating income	(1,780,456)	(1,264,498)	369,800
Total	389,829,023	444,899,135	439,969,919
Energy purchases	391,853,181	382,587,604	380,950,057
Transportation costs	(3,014,761)	60,000,545	57,834,310
Other miscellaneous supplies and services	990,603	2,310,986	1,185,552
Contribution Margin	3,113,289	6,281,470	6,048,557
Other work performed by the entity and capitalized	1,379,279	532,373	1
Employee benefits expense	(28,539,779)	(28,831,756)	(28,190,899)
Other expenses	1,159,747	2,939,538	612,026
Operating Income	(22,887,464)	(19,078,375)	(21,530,315)
Depreciation and amortization expense	1,392,339	1,338,771	1,339,075
Impairment loss recognized in the period's profit or loss	(779,825)
OPERATING INCOME	(22,274,950)	(17,739,604)	(20,191,240)
FINANCIAL RESULT	(30,342,206)	7,783,757	6,616,146
Total Financial Income	40,679	3,494,381	2,665,965
Cash and cash equivalents	2,305,581	3,323,751
Other financial income	(2,264,902)	170,630	2,665,965
Financial Costs	(32,580,984)	(4,435,313)	(3,991,055)
Bank borrowings	(11,426,865)	(25)
Secured and unsecured obligations	(18,289,461)
Other	(2,864,658)	4,435,338	3,991,055
Profit (losses) from Indexed Assets and Liabilities	45,538	9,796	50,874
Foreign currency exchange differences	2,152,561	(155,733)	(91,748)
Positive	3,851,302	134,942	65,643
Negative	(1,698,741)	(290,675)	(157,391)
Share of profit (loss) of associates and joint ventures accounted for using the equity method			(1,819)
Other gains (losses)	(24,124)	(5,131)	(81)
Gain (loss) from other investments	(24,124)	(5,131)	(81)
Income before taxes	(52,641,280)	(9,960,978)	(13,576,994)
Income tax expense, continuing operations	3,268,545	2,787,540	4,403,115
Net income from continuing operations	(49,372,735)	(7,173,438)	(9,173,879)
NET INCOME	$ (49,372,735)	$ (7,173,438)	$ (9,173,879)